FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
(a)Risks
The Company is subject to various financial risks that could have a significant impact on profitability, levels of operating cash flow and financial conditions. Ongoing financial market conditions may have an impact on interest rates, gold prices and currency rates.
The Company is exposed to various liquidity, credit and market risks associated with its financial instruments, and manages those risks as follows:

(i)	Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset.
The Company’s approach to managing this risk is to ensure that there is sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damages.
As at December 31, 2017, in addition to the available credit facility (Note 19(b)), the Company’s cash and cash equivalents and short-term investments balance was $791.3 million (December 31, 2016 - $652.0 million). As at December 31, 2017, the Company had accounts payable of $196.2 million (December 31, 2016 - $162.9 million), other current liabilities of $2.9 million (December 31, 2016 - $2.1 million), and Senior Notes payable of $400.0 million (December 31, 2016 - $489.1 million).
The Company has a treasury policy designed to support management of liquidity risk as follows:

•	Invest in financial instruments in order to preserve capital, maintain required liquidity and realize a competitive rate of return while considering an appropriate and tolerable level of credit risk;

•	Evaluate, review and monitor on a periodic basis, credit ratings and limits for counterparties with whom funds are invested;
•Monitor cash balances within each operating entity;

•	Perform short to medium-term cash flow forecasting, as well as medium and long-term forecasting incorporating relevant budget information; and

•
Determine market risks inherent in the business, including currency, fuel and other non-gold commodities and evaluate, implement and monitor hedging strategies through the use of derivative instruments.

Under the terms of the Company’s derivative agreements, counterparties cannot require the immediate settlement of outstanding derivatives, except upon the occurrence of customary events of default such as covenant breaches, including financial covenants, insolvency or bankruptcy. The Company generally mitigates liquidity risk associated with these instruments by spreading out the maturity of its derivatives over time.

(ii)	Credit risk
Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The maximum amount of credit risk is equal to the balance of cash and cash equivalents, receivables, short-term investments, derivative assets and restricted cash. Where applicable, the measurement of the fair value of derivatives accounts for counterparty credit risk.
The Company holds cash and cash equivalents, short-term investments and restricted cash in credit worthy financial institutions that comply with the Company’s investment policy and its credit risk parameters.
For derivatives, the Company mitigates credit risk by entering into derivatives with high quality counterparties, limiting the exposure per counterparty, and monitoring the financial condition of the counterparties.
Credit risk related to gold receivables is considered minimal as gold is sold to creditworthy counterparties and settled promptly, usually within the following month.
Credit risk is also related to receivables from related parties and governments. The receivables from governments primarily relate to value added tax. The Company has rights to these receivables based on application of tax laws and regularly monitors collection of the amounts. Receivables from related parties relate to the Company's investments in the associate and joint ventures and the Company monitors collection in line with the terms of the underlying agreements.

(iii)	Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. For hedging activities, it is the risk that the fair value of a derivative might be adversely affected by a change in underlying commodity prices or currency exchange rates, and that this in turn affects the Company’s financial condition.
The Company mitigates market risk by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken, establishing trading agreements with counterparties under which there are no requirement to post any collateral or make any margin calls on derivatives. Counterparties cannot require settlement solely because of an adverse change in the fair value of a derivative. Market risk comprises the following types of risks: share and commodity market price risk, currency risk, and interest rate risk.
(b)Financial assets measured at fair value through other comprehensive income
Marketable securities fair value reserve
Share market price exposure risk is related to the fluctuation in the market price of marketable securities. The Company’s portfolio of marketable securities is not part of its core operations, and accordingly, gains and losses from these marketable securities are not representative of the Company’s performance during the period. Consequently, the Company has designated all of its investments in marketable securities to be measured at fair value through Other comprehensive income ("OCI"). The Company’s portfolio of marketable securities is primarily focused on the mining sector and relates entirely to investments in equity securities.

	Years ended December 31,
	2017	2016
Proceeds from sale of marketable securities	$14.5	$0.1
Acquisition date fair value of marketable securities sold	(25.4)	(2.9)
Loss on sale of marketable securities recorded in OCI	$(10.9)	$(2.8)

(c)Cash flow hedge fair value reserve

(i)	Hedge gain/loss

	Gain (loss) recognized in cash flow hedge reserve		(Gain) loss reclassified or adjusted from cash flow hedge reserve
	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2017	Year ended December 31, 2016

Exchange rate risk
Canadian dollar option contracts	$6.8	$0.7	$(2.5)	$6.0
Euro option contracts	6.5	0.9	(2.3)	(1.3)
Crude oil option contracts	3.2	3.6	(0.3)	1.8
	16.5	5.2	(5.1)	6.5
Time value of option contracts excluded from hedge relationship	(1.9)	(4.2)	—	—
	$14.6	$1.0	$(5.1)	$6.5

	(Gain) loss reclassified from cash flow hedge reserve to:
	Year ended December 31, 2017	Year ended December 31, 2016

Consolidated balance sheets
Property, plant and equipment	$(1.1)	$0.1
Consolidated statements of earnings
Cost of sales	(3.3)	4.4
General and administrative expenses	(0.7)	2.0
Total	$(5.1)	$6.5

There was no hedge ineffectiveness for the years ended December 31, 2017 and 2016.

(ii)	Currency exchange rate risk
Movements in the Canadian dollar (C$) and the Euro (€) against the U.S. dollar ($) have a direct impact on the Company’s Consolidated financial statements.
The Company manages its exposure to the Canadian dollar and the Euro by executing option contracts. The Company’s objective is to hedge its exposure to these currencies resulting from operating and capital expenditure requirements at some of its mine sites and corporate offices.
The Company has designated option contracts as cash flow hedges for its highly probable forecasted Canadian dollar and Euro expenditure requirements. The Company has elected to only designate the change in the intrinsic value of options in the hedging relationships. The change in fair value of the time value component of options is recorded in OCI as a cost of hedging.
An economic relationship exists between the hedged items and the hedging instruments as the fair values of both the hedged items and hedging instruments move in opposite directions in response to the same risk. The hedge ratio is determined by dividing the quantity of option contracts by the quantity of the forecasted Canadian dollar and Euro expenditure exposures.
As at December 31, 2017, the Company's outstanding derivative contracts which qualified for hedge accounting and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings and Property, plant and equipment balance are as follows:

2018
Cash flow hedges
Exchange rate risk
Canadian dollar option contracts (millions of C$)	155
Contract rate range ($/C$)	1.30-1.45[1]
Euro option contracts (millions of €)	93
Contract rate range (€/$)	1.08-1.19[2]

1
The Company purchased two types of Canadian dollar collar options, which consist of U.S. dollar put and call options. The strike price for the put options on both of these structures are at $1.30. For the call options, the strike prices are at $1.42 and $1.45. The Company will benefit from the margin between the lower market price and the set U.S. dollar put strike price of $1.30. If U.S dollar to C$ market prices are above the call strike of $1.42 for one of the derivative structures, or above the call strike of 1.45 for the other derivative structures in 2018, the Company will incur a loss from the margin between the higher market price and the $1.42 and 1.45 call strike prices, respectively.

2
The Company purchased Euro collar options with strike prices within the given range in 2018. If the Euro to US$ market prices are below the low end of the range of the Euro put strike prices in 2018, the Company will incur a loss from the margin between the lower market price and the set put strike price. If the Euro to US$ market prices are above the high end of the range of the Euro call strike prices in 2018, the Company will benefit from the margin between the higher market price and the set call strike price.

The table below sets out the fair value as at December 31, 2017, and what the fair value would have been based on an increase or decrease of 10% in the U.S. dollar exchange rate. The entire change in fair value would be recorded in the Consolidated statements of comprehensive income as Other comprehensive income.

	December 31, 2017	Increase of 10%	Decrease of 10%
Canadian dollar (C$)	$5.3	$(0.9)	$17.9
Euro (€)	$4.4	$(1.0)	$16.2

Additional information on hedging instruments and hedged forecast transactions related to currency exchange rate risk as at December 31, 2017 and December 31, 2016 is as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian option contracts	$5.3	$—	$4.5	$4.5	$(4.5)
Euro option contracts	4.4	—	3.8	3.8	(3.8)
	$9.7	$—	$8.3	$8.3	$(8.3)

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2016	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian option contracts	$2.1	$—	$0.2	$0.2	$(0.2)
Euro option contracts	0.2	(2.0)	(0.4)	(0.4)	0.4
	$2.3	$(2.0)	$(0.2)	$(0.2)	$0.2

(iii)	Oil and fuel market price risk
Low sulfur diesel and fuel oil are key inputs to extract tonnage and, in some cases, to wholly or partially power operations. Brent crude oil and West Texas Intermediate (WTI) crude oil are components of diesel and fuel oil, respectively, such that changes in the price of crude oil directly impacts diesel and fuel oil costs. The Company established a hedging strategy to limit the impact of fluctuations in crude oil prices and to economically hedge future consumption of diesel and fuel oil at the Rosebel and Essakane mines. The Company has designated option contracts as cash flow hedges for the crude oil component of its highly probable forecasted low sulfur diesel and fuel oil purchases.
As at December 31, 2017, the Company’s outstanding crude oil derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings, are as follows:

	2018	2019	2020	Total
Brent crude oil option contracts (barrels)[1]	488	366	333	1,187
Option contracts with strike prices at ($/barrel)	42-60[2]	44-60[2]	50-62[2]
WTI crude oil option contracts (barrels)[1]	390	426	405	1,221
Option contracts with strike prices at ($/barrel)	36-60[2]	42-60[2]	43-60[2]

1	Quantities of barrels are in thousands.

2
The Company purchased Brent and WTI collar options with strike prices within the given range in 2018, 2019 and 2020. If Brent and WTI market prices are below the low end of the range in 2018, 2019 and 2020, the Company will incur a loss from the margin between the lower market price and the set put strike price. If Brent and WTI are above the high end of the range of the call strike price in 2018, 2019 and 2020, the Company will benefit from the margin between the higher market price and the set call strike price.

The table below sets out the fair value as at December 31, 2017, and what the fair value would have been based on an increase or a decrease of 10% of the price. The entire change in fair value would be recorded in the Consolidated statements of comprehensive income as Other comprehensive income.

	December 31, 2017	Increase of 10%	Decrease of 10%
Brent crude oil option contracts	$6.1	$12.3	$0.9
WTI crude oil option contracts	$2.7	$7.7	$(0.8)

Additional information on hedging instruments and hedged forecast transactions related to oil and fuel market price risk as at December 31, 2017 and December 31, 2016 was as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$6.1	$—	$2.7	$2.7	$(2.7)
WTI crude oil option contracts	2.7	—	0.1	0.1	(0.1)
	$8.8	$—	$2.8	$2.8	$(2.8)

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2016	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$4.0	$—	$—	$—	$—
WTI crude oil option contracts	2.2	—	—	—	—
	$6.2	$—	$—	$—	$—

(d)Gain on embedded derivative and warrants
Gain on embedded derivative and warrants is included in Interest income and derivatives and other investment gains (note 31) in the Consolidated statements of earnings. These gains related to the Company's fair value movement of the embedded derivative related to prepayment options for the Notes (note 19(a)) and warrants associated with investments in marketable securities.

		Years ended December 31,
	Notes	2017	2016
Embedded derivative	19(a)	$2.6	$—
Warrants		0.5	2.3
	31	$3.1	$2.3